Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
NET SALES	$ 963,817	$ 1,264,122	$ 2,980,765	$ 2,110,889	$ 3,590,438	$ 2,408,920
COST OF GOODS SOLD	674,396	1,283,540	2,107,718	2,466,492	3,817,815	1,527,553
GROSS PROFIT	289,421	(19,418)	873,047	(355,603)	(227,377)	881,367
OPERATING EXPENSES
Selling expenses	733,662	245,512	2,129,111	1,151,749	1,645,147	2,033,620
General and administrative expenses	1,172,329	1,263,290	3,538,778	8,199,206	10,129,112	8,420,984
Research and development expenses	226,574	306,738	624,759	2,006,822	2,185,133	2,621,650
TOTAL OPERATING EXPENSES	2,132,565	1,815,540	6,292,648	11,357,777	13,959,392	13,076,254
LOSS FROM OPERATIONS	(1,843,144)	(1,834,958)	(5,419,601)	(11,713,380)	(14,186,769)	(12,194,887)
OTHER INCOME (EXPENSE)
Interest income	272	885	571	1,341	1,372	2,093
Other income	5,275	(72)	5,445	3,171
Loss on extinguishment of debt			(122,864)
interest expense	(870,717)	(128,116)	(1,308,982)	(243,738)
Other expense					(72)
Interest expense – debt					(369,420)	(126,047)
TOTAL OTHER INCOME (EXPENSE)	(865,170)	(127,303)	(1,425,830)	(239,226)	(368,120)	(123,954)
PROVISION FOR INCOME TAX
Enterprise income tax expense	53	710	1,482	1,722	2,353	10,676
Delaware franchise tax	22,577	9,353	45,319	50,644	76,602	51,715
TOTAL PROVISION FOR INCOME TAX	22,630	10,063	46,801	52,366	78,955	62,391
SHARE OF GAIN (LOSS) IN JOINT VENTURE		1,711	(70)	(19,096)	(14,948)	(20,161)
NET LOSS	$ (2,730,944)	$ (1,970,613)	$ (6,892,302)	$ (12,024,068)	$ (14,648,792)	$ (12,401,393)
Weighted average common shares outstanding:
Weighted average Basic (in Shares)	30,839,238	8,250,643	20,275,350	8,210,643	8,224,645	6,424,180
Weighted average Diluted (in Shares)	30,839,238	8,250,643	20,275,350	8,210,643	8,224,645	6,424,180
Net loss per share:
Net loss per share Basic (in Dollars per share)	$ (0.09)	$ (0.24)	$ (0.34)	$ (1.46)	$ (1.78)	$ (1.93)
Net loss per share Diluted (in Dollars per share)	$ (0.09)	$ (0.24)	$ (0.34)	$ (1.46)	$ (1.78)	$ (1.93)